Goodwill and Other Intangible Assets - Schedule of Intangible Assets by Major Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Mar. 26, 2016	Jun. 28, 2014	Jun. 29, 2013
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	$ 600.9		$ 600.8
Intangible assets with definite lives, Accumulated Amortization	(453.5)		(399.0)
Intangible assets with definite lives, Net	147.4		201.8
Goodwill	664.0	$ 676.2	663.9	$ 665.8
Trade names	39.5		39.5
Total intangible assets with indefinite lives	703.5		703.4
Customer Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	379.9		379.8
Intangible assets with definite lives, Accumulated Amortization	(293.9)		(265.9)
Intangible assets with definite lives, Net	$ 86.0		113.9
Customer Relationships [Member] | Minimum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	4 years
Customer Relationships [Member] | Maximum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	11 years
Trade Names and Trademarks [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	$ 90.9		90.9
Intangible assets with definite lives, Accumulated Amortization	(68.4)		(56.4)
Intangible assets with definite lives, Net	$ 22.5		34.5
Trade Names and Trademarks [Member] | Minimum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	4 years
Trade Names and Trademarks [Member] | Maximum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	9 years
Deferred Financing Costs [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	$ 79.6		79.6
Intangible assets with definite lives, Accumulated Amortization	(51.6)		(42.8)
Intangible assets with definite lives, Net	$ 28.0		36.8
Deferred financing costs, range of lives	Debt term
Non-Compete [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	$ 11.9		11.9
Intangible assets with definite lives, Accumulated Amortization	(9.0)		(7.3)
Intangible assets with definite lives, Net	$ 2.9		4.6
Non-Compete [Member] | Minimum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	2 years
Non-Compete [Member] | Maximum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	5 years
Leases [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	$ 12.5		12.5
Intangible assets with definite lives, Accumulated Amortization	(4.6)		(4.0)
Intangible assets with definite lives, Net	$ 7.9		8.5
Leases, range of lives	Lease term
Technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives, Gross Carrying Amount	$ 26.1		26.1
Intangible assets with definite lives, Accumulated Amortization	(26.0)		(22.6)
Intangible assets with definite lives, Net	$ 0.1		$ 3.5
Technology [Member] | Minimum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	5 years
Technology [Member] | Maximum [Member]
Goodwill And Other Intangible Assets [Line Items]
Intangible assets with definite lives	7 years